Short-term loans (Details) € in Millions, ¥ in Millions, RM in Millions, $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 EUR (€)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 HKD ($)	Dec. 31, 2024 MYR (RM)	Dec. 31, 2024 EUR (€)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Short term loans
Long-term debt, gross	¥ 6,390.0			¥ 2,390.0							¥ 1,800.0
Debt instrument unused borrowing capacity amount	¥ 4,230.0			¥ 2,340.0
Debt instrument, term	1 year	1 year	1 year	1 year	1 year	1 year	1 year	1 year
Company And Its Subsidiaries
Short term loans
Debt instrument collateral amount	¥ 5,230.0								$ 748.5
Company And Its Subsidiaries
Short term loans
Debt instrument collateral amount	665.0
Certain patents owned by one subsidiary of the Company
Short term loans
Debt instrument collateral amount	490.0
RMB denominated
Short term loans
Discounted commercial bill amount	3,000.0			¥ 1,680.0
RMB denominated | Revolving credit facility
Short term loans
Letter of guarantee procurement amount expired	611.3			540.5
RMB denominated | Revolving credit facility | For issuing letter of guarantee for procurement
Short term loans
Drawn down from debt	634.5			¥ 652.1
RMB denominated | Revolving credit facility | As security deposits for short-term investments
Short term loans
Drawn down from debt	¥ 101.5
RMB denominated | Revolving credit facility | Minimum
Short term loans
Interest rate (as a percent)	0.76%			1.25%					0.76%	1.25%
RMB denominated | Revolving credit facility | Maximum
Short term loans
Interest rate (as a percent)	1.32%			1.80%					1.32%	1.80%
RMB denominated | Revolving credit facility agreement with multiple banks.
Short term loans
Maximum credit facility	¥ 21,100.0			¥ 12,930.0
Drawn down from debt	294.0			720.0
US$ denominated | Revolving credit facility
Short term loans
Drawn down from debt	2,100.0
US$ denominated | Revolving credit facility | For issuing letter of guarantee for procurement
Short term loans
Drawn down from debt						$ 2.0	RM 0.3
US$ denominated | Revolving credit facility agreement with multiple banks.
Short term loans
Maximum credit facility				1,790.0
Drawn down from debt | $		$ 300.0
US$ denominated | Revolving credit facility agreement with multiple banks. | For issuing letter of guarantee for procurement
Short term loans
Drawn down from debt	1.3	0.2	€ 0.2	¥ 2.4	$ 0.3
US$ denominated | Revolving credit facility agreement with multiple banks. | Revolving credit facility
Short term loans
Maximum credit facility	5,230.0								$ 748.5	$ 245.5
US$ denominated | US Denominated Revolving credit facility agreement with multiple banks
Short term loans
Drawn down from debt	1,400.0	$ 200.0
EUR denominated | Revolving credit facility
Short term loans
Letter of guarantee procurement amount expired	38.3
Interest rate (as a percent)				0.02%						0.02%
EUR denominated | Revolving credit facility | For issuing letter of guarantee for procurement
Short term loans
Drawn down from debt	¥ 63.9
EUR denominated | Revolving credit facility agreement with multiple banks.
Short term loans
Drawn down from debt				¥ 2.6				€ 0.3
EUR denominated | Revolving credit facility agreement with multiple banks. | For issuing letter of guarantee for procurement
Short term loans
Drawn down from debt				¥ 43.3